OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) RM in Millions, $ in Millions, Rp in Billions	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			Rp 200			Rp 205
Total other current financial assets		$ 40	554			1,314
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts			142			136
Others			102			486
Rupiah | Others
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			18
USD
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts		1	15		$ 0	1
USD | SCB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		8	111		8	116
USD | Others
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		$ 5	71		$ 6	88
Malaysian ringgits
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	RM 6		19	RM 5		16
Others	RM 2		5
BNI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits						1
Mutual funds
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets			71			470
Mutual funds | Bahana TCW | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets			Rp 71			91
Mutual funds | PT Mandiri Manajemen Investasi | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets						Rp 379